Schedule of Investments (unaudited)	iShares® Global Energy ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Ampol Ltd.	186,770	$4,032,914
Santos Ltd.	2,401,754	11,063,612
Woodside Petroleum Ltd.	769,084	12,260,706
		27,357,232
Austria — 0.4%
OMV AG	114,379	6,468,444

Brazil — 1.0%
Petroleo Brasileiro SA, ADR	1,468,006	16,118,706

Canada — 13.3%
Cameco Corp.	315,659	6,882,387
Canadian Natural Resources Ltd.	934,930	39,505,125
Cenovus Energy Inc.	1,003,679	12,306,464
Enbridge Inc.	1,607,773	62,800,952
Imperial Oil Ltd.	176,140	6,352,430
Pembina Pipeline Corp.	434,206	13,170,864
Suncor Energy Inc.	1,151,020	28,799,386
TC Energy Corp.	777,167	36,144,302
		205,961,910

Chile — 0.1%
Empresas COPEC SA	269,888	2,086,247

Colombia — 0.2%
Ecopetrol SA, ADR.	200,395	2,583,092

Finland — 1.1%
Neste OYJ.	342,682	16,865,357

France — 6.5%
TotalEnergies SE	1,967,581	100,150,283

Italy — 1.8%
Eni SpA	2,000,807	27,806,761

Japan — 1.1%
ENEOS Holdings Inc.	2,577,920	9,630,621
Inpex Corp.	862,700	7,501,691
		17,132,312
Netherlands — 8.7%
Royal Dutch Shell PLC, Class A	3,255,049	71,332,446
Royal Dutch Shell PLC, Class B	2,873,870	63,100,324
		134,432,770
Norway — 1.5%
Equinor ASA.	852,665	22,577,961

Portugal — 0.2%
Galp Energia SGPS SA	366,923	3,560,305

Spain — 0.8%
Repsol SA	1,116,058	13,217,613

United Kingdom — 4.7%
BP PLC	16,123,250	72,242,176
Security	Shares	Value

United States — 55.2%
APA Corp.	289,142	$7,775,028
Baker Hughes Co.	689,107	16,579,914
Chevron Corp.	1,529,957	179,540,454
ConocoPhillips	1,045,581	75,470,037
Coterra Energy Inc.	645,039	12,255,741
Devon Energy Corp.	499,872	22,019,362
Diamondback Energy Inc.	135,698	14,635,029
EOG Resources Inc.	463,824	41,201,486
Exxon Mobil Corp.	3,360,074	205,602,928
Halliburton Co.	708,764	16,209,433
Hess Corp.	219,299	16,234,705
Kinder Morgan Inc.	1,546,379	24,525,571
Marathon Oil Corp.	618,226	10,151,271
Marathon Petroleum Corp.	488,559	31,262,890
Occidental Petroleum Corp.	704,636	20,427,398
ONEOK Inc.	353,636	20,779,651
Phillips 66	347,411	25,173,401
Pioneer Natural Resources Co.	179,987	32,736,036
Schlumberger NV	1,111,921	33,302,034
Valero Energy Corp.	324,101	24,343,226
Williams Companies Inc. (The)	963,202	25,081,780
		855,307,375
Total Common Stocks — 98.4%
(Cost: $1,724,122,972)		1,523,868,544

Preferred Stocks

Brazil — 1.2%
Petroleo Brasileiro SA, Preference Shares, ADR	1,825,451	18,455,309

Total Preferred Stocks — 1.2%
(Cost: $27,987,734)		18,455,309

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	3,410,000	3,410,000

Total Short-Term Investments — 0.2%
(Cost: $3,410,000)		3,410,000

Total Investments in Securities — 99.8%
(Cost: $1,755,520,706)		1,545,733,853

Other Assets, Less Liabilities — 0.2%		2,499,183

Net Assets — 100.0%		$1,548,233,036

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(21)	(b)	$21	$—	$—	—	$133	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,400,000	2,010,000	(b)	—		—	—	3,410,000	3,410,000	107		—
						$21	$—	$3,410,000		$240		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	76	03/18/22	$4,388	$(76,448)
FTSE 100 Index	10	03/18/22	993	11,247
				$(65,201)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,082,057,330	$441,811,214	$—	$1,523,868,544
Preferred Stocks	18,455,309	—	—	18,455,309
Money Market Funds	3,410,000	—	—	3,410,000
	$1,103,922,639	$441,811,214	$—	$1,545,733,853
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$11,247	$—	$11,247
Liabilities
Futures Contracts	(76,448)	—	—	(76,448)
	$(76,448)	$11,247	$—	$(65,201)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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